American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
March 31, 2022

Small Company - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Aerospace and Defense — 0.9%
AAR Corp.(1)	11,550	559,366
Axon Enterprise, Inc.(1)	2,679	368,979
Moog, Inc., Class A	7,737	679,308
		1,607,653
Air Freight and Logistics — 0.4%
Atlas Air Worldwide Holdings, Inc.(1)	8,227	710,566
Auto Components — 0.1%
American Axle & Manufacturing Holdings, Inc.(1)	35,746	277,389
Automobiles — 0.2%
Winnebago Industries, Inc.	8,076	436,346
Banks — 5.6%
Bancorp, Inc.(1)	15,485	438,690
Bank of NT Butterfield & Son Ltd.	14,179	508,742
Bank OZK	20,113	858,825
Customers Bancorp, Inc.(1)	6,339	330,515
Enterprise Financial Services Corp.	13,031	616,497
Hancock Whitney Corp.	22,853	1,191,784
Heartland Financial USA, Inc.	16,159	772,885
Hilltop Holdings, Inc.	15,168	445,939
Independent Bank Corp. (Massachusetts)	6,965	568,971
International Bancshares Corp.	12,245	516,861
OFG Bancorp	27,604	735,371
Popular, Inc.	10,259	838,571
QCR Holdings, Inc.	9,000	509,310
Trico Bancshares	13,200	528,396
United Community Banks, Inc.	23,651	823,055
Valley National Bancorp	74,107	964,873
		10,649,285
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	1,544	767,136
Biotechnology — 5.7%
ACADIA Pharmaceuticals, Inc.(1)	42,897	1,038,965
Agenus, Inc.(1)	229,058	563,483
Alector, Inc.(1)	40,000	570,000
Alkermes PLC(1)	24,389	641,675
Apellis Pharmaceuticals, Inc.(1)	16,578	842,328
BioCryst Pharmaceuticals, Inc.(1)	52,908	860,284
Coherus Biosciences, Inc.(1)	36,075	465,728
Dynavax Technologies Corp.(1)	53,646	581,523
Exelixis, Inc.(1)	82,345	1,866,761
Halozyme Therapeutics, Inc.(1)	23,590	940,769
MannKind Corp.(1)(2)	100,000	368,000
PTC Therapeutics, Inc.(1)	13,170	491,373
Seres Therapeutics, Inc.(1)	75,220	535,566
Vanda Pharmaceuticals, Inc.(1)	51,909	587,091
Vericel Corp.(1)	9,974	381,206
		10,734,752
Building Products — 1.0%
Apogee Enterprises, Inc.	11,889	564,252

Builders FirstSource, Inc.(1)	7,722	498,378
Quanex Building Products Corp.	15,065	316,214
Simpson Manufacturing Co., Inc.	4,344	473,670
		1,852,514
Capital Markets — 4.4%
Artisan Partners Asset Management, Inc., Class A	22,832	898,439
Cohen & Steers, Inc.	8,320	714,605
Evercore, Inc., Class A	12,899	1,435,917
Lazard Ltd., Class A	10,839	373,946
Moelis & Co., Class A	28,993	1,361,221
Piper Sandler Cos.	8,830	1,158,938
PJT Partners, Inc., Class A	21,085	1,330,885
Stifel Financial Corp.	9,426	640,025
StoneX Group, Inc.(1)	5,000	371,150
		8,285,126
Chemicals — 1.4%
AdvanSix, Inc.	16,388	837,263
Amyris, Inc.(1)(2)	166,898	727,675
Ingevity Corp.(1)	16,898	1,082,655
		2,647,593
Commercial Services and Supplies — 2.4%
ABM Industries, Inc.	25,165	1,158,597
ACCO Brands Corp.	45,099	360,792
Cimpress PLC(1)	12,581	800,026
HNI Corp.	26,217	971,340
Interface, Inc.	19,536	265,103
MillerKnoll, Inc.	29,002	1,002,309
		4,558,167
Communications Equipment — 1.3%
Extreme Networks, Inc.(1)	52,080	635,897
Viavi Solutions, Inc.(1)	118,500	1,905,480
		2,541,377
Construction and Engineering — 1.7%
Argan, Inc.	26,725	1,084,768
Comfort Systems USA, Inc.	8,754	779,193
EMCOR Group, Inc.	2,127	239,564
MYR Group, Inc.(1)	4,165	391,677
Primoris Services Corp.	29,828	710,503
		3,205,705
Construction Materials — 0.4%
Summit Materials, Inc., Class A(1)	22,453	697,390
Diversified Consumer Services — 0.4%
Graham Holdings Co., Class B	1,297	793,077
Diversified Telecommunication Services — 1.1%
Cogent Communications Holdings, Inc.	11,600	769,660
EchoStar Corp., Class A(1)	24,065	585,742
Iridium Communications, Inc.(1)	19,369	780,958
		2,136,360
Electrical Equipment — 1.6%
Acuity Brands, Inc.	4,880	923,784
Atkore, Inc.(1)	8,177	804,944
Encore Wire Corp.	6,549	747,045
nVent Electric PLC	16,758	582,843
		3,058,616

Electronic Equipment, Instruments and Components — 2.2%
Avnet, Inc.	16,714	678,421
Benchmark Electronics, Inc.	29,566	740,333
Sanmina Corp.(1)	22,222	898,213
ScanSource, Inc.(1)	19,600	681,884
TD SYNNEX Corp.	5,300	547,013
TTM Technologies, Inc.(1)	45,743	677,911
		4,223,775
Energy Equipment and Services — 2.4%
Archrock, Inc.	65,699	606,402
Cactus, Inc., Class A	7,096	402,627
ChampionX Corp.(1)	59,344	1,452,741
Helix Energy Solutions Group, Inc.(1)	92,032	439,913
Nabors Industries Ltd.(1)	1,995	304,676
Oceaneering International, Inc.(1)	36,636	555,402
ProPetro Holding Corp.(1)	56,601	788,452
		4,550,213
Entertainment — 0.8%
World Wrestling Entertainment, Inc., Class A	24,701	1,542,330
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexander & Baldwin, Inc.(1)	36,254	840,730
CareTrust REIT, Inc.	26,000	501,800
Four Corners Property Trust, Inc.	21,188	572,924
Office Properties Income Trust	19,029	489,616
Paramount Group, Inc.	44,000	480,040
PotlatchDeltic Corp.	25,539	1,346,672
Universal Health Realty Income Trust	7,128	416,061
		4,647,843
Food and Staples Retailing — 2.0%
Ingles Markets, Inc., Class A	16,144	1,437,623
PriceSmart, Inc.	3,500	276,045
SpartanNash Co.	19,701	649,936
Sprouts Farmers Market, Inc.(1)	24,887	795,887
Weis Markets, Inc.	9,167	654,707
		3,814,198
Food Products — 0.4%
Fresh Del Monte Produce, Inc.	21,077	546,105
Seaboard Corp.	70	294,384
		840,489
Gas Utilities — 1.2%
Brookfield Infrastructure Corp., Class A	10,740	810,226
National Fuel Gas Co.	20,922	1,437,341
		2,247,567
Health Care Equipment and Supplies — 3.0%
AtriCure, Inc.(1)	8,887	583,609
Cerus Corp.(1)	133,794	734,529
Haemonetics Corp.(1)	9,605	607,228
iRhythm Technologies, Inc.(1)	3,815	600,748
Nevro Corp.(1)	3,616	261,545
Novocure Ltd.(1)	4,159	344,573
STAAR Surgical Co.(1)	6,949	555,295
Tandem Diabetes Care, Inc.(1)	11,864	1,379,665
Varex Imaging Corp.(1)	27,400	583,346
		5,650,538

Health Care Providers and Services — 3.5%
Amedisys, Inc.(1)	2,972	512,046
AMN Healthcare Services, Inc.(1)	7,969	831,406
Fulgent Genetics, Inc.(1)	11,000	686,510
ModivCare, Inc.(1)	5,449	628,760
Option Care Health, Inc.(1)	32,065	915,776
Owens & Minor, Inc.	11,438	503,501
Patterson Cos., Inc.	15,643	506,364
R1 RCM, Inc.(1)	17,825	476,997
Tenet Healthcare Corp.(1)	18,426	1,583,899
		6,645,259
Health Care Technology — 0.5%
NextGen Healthcare, Inc.(1)	45,920	960,187
Hotels, Restaurants and Leisure — 2.7%
Accel Entertainment, Inc.(1)	44,033	536,322
International Game Technology PLC	24,170	596,516
Papa John's International, Inc.	4,000	421,120
Red Rock Resorts, Inc., Class A	39,383	1,912,438
Texas Roadhouse, Inc.	6,345	531,267
Wingstop, Inc.	5,441	638,501
Wyndham Hotels & Resorts, Inc.	5,330	451,398
		5,087,562
Household Durables — 1.6%
Installed Building Products, Inc.	3,662	309,402
M/I Homes, Inc.(1)	8,229	364,956
Sonos, Inc.(1)	28,034	791,120
Taylor Morrison Home Corp.(1)	18,497	503,488
Tri Pointe Homes, Inc.(1)	48,138	966,611
		2,935,577
Insurance — 2.1%
American Equity Investment Life Holding Co.	15,177	605,714
CNO Financial Group, Inc.	34,569	867,336
Reinsurance Group of America, Inc.	8,003	876,008
Stewart Information Services Corp.	8,549	518,155
Trupanion, Inc.(1)	5,687	506,826
Unum Group	21,926	690,888
		4,064,927
Interactive Media and Services — 1.1%
Cargurus, Inc.(1)	34,513	1,465,422
Yelp, Inc.(1)	20,527	700,176
		2,165,598
Internet and Direct Marketing Retail — 0.5%
Etsy, Inc.(1)	3,561	442,561
Shutterstock, Inc.	6,281	584,636
		1,027,197
IT Services — 1.0%
CSG Systems International, Inc.	8,315	528,585
MAXIMUS, Inc.	19,200	1,439,040
		1,967,625
Leisure Products — 0.6%
Polaris, Inc.	6,047	636,870
Sturm Ruger & Co., Inc.	6,500	452,530
		1,089,400
Life Sciences Tools and Services — 0.8%
Codexis, Inc.(1)	13,241	273,029

MaxCyte, Inc.(1)	100,181	700,265
Medpace Holdings, Inc.(1)	3,533	577,964
		1,551,258
Machinery — 2.7%
Crane Co.	8,445	914,425
EnPro Industries, Inc.	3,566	348,505
Hillenbrand, Inc.	42,708	1,886,412
Manitowoc Co., Inc.(1)	22,000	331,760
Mueller Industries, Inc.	31,577	1,710,526
		5,191,628
Metals and Mining — 1.5%
Commercial Metals Co.	29,645	1,233,825
Materion Corp.	4,514	387,030
TimkenSteel Corp.(1)	53,066	1,161,084
		2,781,939
Multiline Retail — 0.6%
Dillard's, Inc., Class A	2,157	578,917
Macy's, Inc.	22,033	536,724
		1,115,641
Oil, Gas and Consumable Fuels — 5.6%
Callon Petroleum Co.(1)	14,567	860,618
Chesapeake Energy Corp.(2)	1,994	173,478
Comstock Resources, Inc.(1)	67,322	878,552
Laredo Petroleum, Inc.(1)	9,697	767,421
Magnolia Oil & Gas Corp., Class A	22,812	539,504
Murphy Oil Corp.	10,737	433,667
Ovintiv, Inc.	49,913	2,698,796
PDC Energy, Inc.	20,849	1,515,305
SM Energy Co.	36,060	1,404,537
Talos Energy, Inc.(1)	36,106	570,114
Targa Resources Corp.	8,879	670,098
		10,512,090
Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals, Inc.(1)	50,119	1,799,272
Corcept Therapeutics, Inc.(1)	50,668	1,141,044
Innoviva, Inc.(1)	39,489	764,112
		3,704,428
Professional Services — 3.1%
ASGN, Inc.(1)	14,679	1,713,186
CRA International, Inc.	6,686	563,362
Kforce, Inc.	13,976	1,033,805
TriNet Group, Inc.(1)	19,821	1,949,594
TrueBlue, Inc.(1)	20,423	590,020
		5,849,967
Real Estate Management and Development — 2.3%
Cushman & Wakefield PLC(1)	49,651	1,018,342
eXp World Holdings, Inc.(2)	27,060	572,860
Marcus & Millichap, Inc.	13,548	713,709
Newmark Group, Inc., Class A	60,142	957,461
Realogy Holdings Corp.(1)	63,252	991,791
		4,254,163
Road and Rail — 0.5%
ArcBest Corp.	4,121	331,741
Schneider National, Inc., Class B	21,481	547,765
		879,506

Semiconductors and Semiconductor Equipment — 3.5%
Alpha & Omega Semiconductor Ltd.(1)	8,094	442,337
Diodes, Inc.(1)	5,691	495,060
FormFactor, Inc.(1)	30,720	1,291,162
Lattice Semiconductor Corp.(1)	9,183	559,704
MaxLinear, Inc.(1)	14,262	832,188
Semtech Corp.(1)	7,017	486,559
Silicon Laboratories, Inc.(1)	7,116	1,068,823
Ultra Clean Holdings, Inc.(1)	14,880	630,763
Veeco Instruments, Inc.(1)	26,900	731,411
		6,538,007
Software — 6.9%
Alarm.com Holdings, Inc.(1)	11,247	747,476
Appfolio, Inc., Class A(1)	4,129	467,444
Box, Inc., Class A(1)	66,193	1,923,569
CommVault Systems, Inc.(1)	20,308	1,347,436
Digital Turbine, Inc.(1)	19,466	852,805
Domo, Inc., Class B(1)	14,377	727,045
Dropbox, Inc., Class A(1)	60,084	1,396,953
HubSpot, Inc.(1)	1,081	513,410
Mitek Systems, Inc.(1)	17,241	252,925
Model N, Inc.(1)	16,588	446,217
New Relic, Inc.(1)	4,010	268,189
Progress Software Corp.	12,650	595,689
Qualys, Inc.(1)	4,000	569,640
Rapid7, Inc.(1)	6,886	765,999
SPS Commerce, Inc.(1)	5,450	715,040
Workiva, Inc.(1)	7,752	914,736
Zuora, Inc., Class A(1)	41,679	624,351
		13,128,924
Specialty Retail — 3.0%
American Eagle Outfitters, Inc.	20,494	344,299
AutoNation, Inc.(1)	7,223	719,266
Genesco, Inc.(1)	5,809	369,511
Group 1 Automotive, Inc.	5,376	902,254
MarineMax, Inc.(1)	14,472	582,643
Rent-A-Center, Inc.	11,317	285,075
RH(1)	1,511	492,722
Signet Jewelers Ltd.	11,782	856,552
Sleep Number Corp.(1)	10,410	527,891
Zumiez, Inc.(1)	14,105	538,952
		5,619,165
Technology Hardware, Storage and Peripherals — 0.3%
Pure Storage, Inc., Class A(1)	14,265	503,697
Textiles, Apparel and Luxury Goods — 1.5%
Crocs, Inc.(1)	10,898	832,607
G-III Apparel Group Ltd.(1)	32,473	878,395
Movado Group, Inc.	10,200	398,310
Steven Madden Ltd.	17,746	685,705
		2,795,017
Thrifts and Mortgage Finance — 1.9%
Axos Financial, Inc.(1)	9,380	435,138
Essent Group Ltd.	21,935	903,942
Federal Agricultural Mortgage Corp., Class C	5,355	580,911
Mr. Cooper Group, Inc.(1)	9,418	430,120

NMI Holdings, Inc., Class A(1)	25,744	530,841
Radian Group, Inc.	28,930	642,535
		3,523,487
Trading Companies and Distributors — 4.0%
BlueLinx Holdings, Inc.(1)	4,146	298,014
Boise Cascade Co.	9,758	677,888
GMS, Inc.(1)	26,918	1,339,709
H&E Equipment Services, Inc.	17,607	766,257
Herc Holdings, Inc.	4,914	821,080
NOW, Inc.(1)	93,947	1,036,235
Titan Machinery, Inc.(1)	25,583	722,976
WESCO International, Inc.(1)	14,226	1,851,372
		7,513,531
Water Utilities — 0.4%
Middlesex Water Co.	7,013	737,557
Wireless Telecommunication Services — 0.5%
Telephone and Data Systems, Inc.	51,766	977,342
TOTAL COMMON STOCKS (Cost $165,362,072)		185,596,684
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	836,388	836,388
State Street Navigator Securities Lending Government Money Market Portfolio(3)	951,303	951,303
		1,787,691
Repurchase Agreements — 1.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $232,963), in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $228,354)		228,352
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $2,328,677), at 0.25%, dated 3/31/22, due 4/1/22 (Delivery value $2,283,016)		2,283,000
		2,511,352
TOTAL SHORT-TERM INVESTMENTS (Cost $4,299,043)		4,299,043
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $169,661,115)		189,895,727
OTHER ASSETS AND LIABILITIES — (0.4)%		(848,685)
TOTAL NET ASSETS — 100.0%		$189,047,042

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	15	June 2022	$1,549,800	$(42,025)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,095,684. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,141,934, which includes securities collateral of $190,631.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	185,596,684	—	—
Short-Term Investments	1,787,691	2,511,352	—
	187,384,375	2,511,352	—

Liabilities
Other Financial Instruments
Futures Contracts	42,025	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.